Real Estate Owned (Details) - Schedule of Real Estate Owned - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Real Estate Owned [Abstract]
Balance at beginning of year	$ 70	$ 10
Loans transferred to real estate owned	10	60
Capitalized expenditures
Valuation adjustments
Disposals	70
Balance at end of year	$ 10	$ 70